Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 13,254	$ 12,373
Accumulated depreciation and amortization	(11,801)	(10,327)
Internal use software in process	279	282
Fixed assets, net	1,732	2,328
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	12,861	11,864
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	188	188
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	109	139
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	23	109
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 73	$ 73